Non-Controlling Interests (Details) - Schedule of Changes in Non-Controlling Interests - Non-Controlling Interests [Member] ¥ in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)
Non-Controlling Interests (Details) - Schedule of Changes in Non-Controlling Interests [Line Items]
Balance		¥ 112,155		¥ 141,524	¥ 150,387
Capital injection from non-controlling interest shareholders				5	4,630
Income/(loss) attributable to non-controlling interests		(17,296)		1,607	(629)
Foreign currency translation		25		(54)	83
Disposal of subsidiaries		(1,146)
Disposal of a subsidiary to an entity under common control				2,181
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]				(6,798)
Distribution of dividends to non-controlling interest shareholders		(4,441)		(33,108)	(6,149)
Balance		89,297	$ 12,595	112,155	141,524
Can-achieve [Member]
Non-Controlling Interests (Details) - Schedule of Changes in Non-Controlling Interests [Line Items]
Balance		82,304		107,615	107,883
Capital injection from non-controlling interest shareholders				5
Income/(loss) attributable to non-controlling interests		(1,659)		915	(351)
Foreign currency translation		25		(54)	83
Disposal of subsidiaries
Disposal of a subsidiary to an entity under common control
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]
Distribution of dividends to non-controlling interest shareholders				(26,177)
Balance		80,670		82,304	107,615
Hangzhou Impression [Member]
Non-Controlling Interests (Details) - Schedule of Changes in Non-Controlling Interests [Line Items]
Balance		22,359		23,901	25,169
Capital injection from non-controlling interest shareholders
Income/(loss) attributable to non-controlling interests		(13,607)		384	183
Foreign currency translation
Disposal of subsidiaries
Disposal of a subsidiary to an entity under common control
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]
Distribution of dividends to non-controlling interest shareholders		(3,240)		(1,926)	(1,451)
Balance		5,512		22,359	23,901
Others [Member]
Non-Controlling Interests (Details) - Schedule of Changes in Non-Controlling Interests [Line Items]
Balance		7,492		10,008	17,335
Capital injection from non-controlling interest shareholders					4,630
Income/(loss) attributable to non-controlling interests		(2,030)		308	(461)
Foreign currency translation
Disposal of subsidiaries		(1,146)
Disposal of a subsidiary to an entity under common control				2,181
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]				(6,798)
Distribution of dividends to non-controlling interest shareholders		(1,201)		(5,005)	(4,698)
Balance		¥ 3,115		¥ 7,492	¥ 10,008

[1]

During the year ended August 31, 2022, the Company acquired additional 25% of equity interests in FGE Holdings Limited and its subsidiaries (“FGE”) from a non-controlling interest shareholder with total cash consideration of RMB 30,874. The net carrying amount of the acquired non-controlling interests was RMB 6,798 and the difference of RMB 24,076 was charged to additional paid in capital of the Company accordingly. As of August 31, 2022, 2023 and 2024, the equity interest of the Company in FGE is 100%.